Defined Contribution Plans	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Defined Contribution Plans [Abstract]
DEFINED CONTRIBUTION PLANS

NOTE 13 - DEFINED CONTRIBUTION PLANS

The Company’s subsidiary, Howco, is the sponsor of a qualified 401(k) plan with a safe harbor provision. All employees are eligible to enter the plan within one year of the commencement of employment. Employer contributions charged to expense for the nine months ended June 30, 2023 and 2022 were $3,126 and $4,502, respectively.

NOTE 14 - DEFINED CONTRIBUTION PLANS

In August 2016, Bantec established a qualified 401(k) plan with a discretionary employer matching provision. All employees who are at least twenty-one years of age and no minimum service requirement are eligible to participate in the plan. The plan allows participants to defer up to 90% of their annual compensation, up to statutory limits. Employer contributions charged to operations for the years ended September 30, 2022 and 2021, was $0 and $0, respectively.

The Company’s subsidiary, Howco, is the sponsor of a qualified 401(k) plan with a safe harbor provision. All employees are eligible to enter the plan within one year of the commencement of employment. Employer contributions charged to expense for the years ended September 30, 2022 and 2021, was $5,541 and $9,704, respectively.